UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-521-3885


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York          November 2, 2005
------------------              ----------------------        ----------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    $155,047
                                         (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE
                           STG Capital Management, LP



COLUMN 1                    COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                 VALUE      SHRS OR  SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS        CUSIP     (X$1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    COM        007903107    6,001     238,100  SH          SOLE          NONE        238,100   0     0
ATHEROS COMMUNICATIONS INC    COM        04743P108    2,288     234,500  SH          SOLE          NONE        234,500   0     0
ATMI INC                      COM        00207R101    1,466      47,300  SH          SOLE          NONE         47,300   0     0
BLUELINX HLDGS INC            COM        09624H109    1,059      78,800  SH          SOLE          NONE         78,800   0     0
BOMBAY CO INC                 COM        097924104      725     164,400  SH          SOLE          NONE        164,400   0     0
BROADCOM CORP                 CL A       111320107    3,519      75,000  SH          SOLE          NONE         75,000   0     0
CITRIX SYS INC                COM        177376100    2,011      80,000  SH          SOLE          NONE         80,000   0     0
COGENT INC                    COM        19239Y108      712      30,000  SH          SOLE          NONE         30,000   0     0
CONVERGYS CORP                COM        212485106      162      11,300  SH          SOLE          NONE         11,300   0     0
CREDENCE SYS CORP             COM        225302108    1,118     140,000  SH          SOLE          NONE        140,000   0     0
DSP GROUP INC                 COM        23332B106    2,887     112,500  SH          SOLE          NONE        112,500   0     0
HARMAN INTL INDS INC          COM        413086109      665       6,500  SH          SOLE          NONE          6,500   0     0
INTERSIL CORP                 CL A       46069S109    1,089      50,000  SH          SOLE          NONE         50,000   0     0
INTERWOVEN INC                COM NEW    46114T508      245      30,000  SH          SOLE          NONE         30,000   0     0
KOHLS CORP                    COM        500255104    1,254      25,000  SH          SOLE          NONE         25,000   0     0
M SYS FLASH DISC PIONEERS LT  ORD        M7061C100    2,954      98,717  SH          SOLE          NONE         98,717   0     0
MARVELL TECHNOLOGY GROUP LTD  COM        G5876H105    2,859      62,000  SH          SOLE          NONE         62,000   0     0
MAXIM INTEGRATED PROD INC     ORD        57772K101    2,985      70,000  SH          SOLE          NONE         70,000   0     0
MICROMUSE INC                 COM        595094103      406      51,500  SH          SOLE          NONE         51,500   0     0
MICROSOFT CORP                COM        594918104    6,597     256,400  SH          SOLE          NONE        256,400   0     0
MINDSPEED TECHNOLOGIES INC    COM        602682106    1,952     810,000  SH          SOLE          NONE        810,000   0     0
NASDAQ-100 TR                 UNITSER 1  631100104   29,817   1,200,000  SH   CALL   SOLE          NONE      1,200,000   0     0
NASDAQ-100 TR                 UNITSER 1  631100104   29,906   1,200,000  SH   PUT    SOLE          NONE      1,200,000   0     0
NETLOGIC MICRSYSTEMS INC      COM        64118B100    3,808     176,399  SH          SOLE          NONE        176,399   0     0
NETWORK APPLIANCE INC         COM        64120L104    2,184      92,000  SH          SOLE          NONE         92,000   0     0
NICE SYS LTD SPONS ADR        SPONS ADR  653656108    1,254      27,747  SH          SOLE          NONE         27,747   0     0
ON SEMICONDUCTOR CORP         COM        682189105      875     170,000  SH          SOLE          NONE        170,000   0     0
PACKETEER INC                 COM        695210104    2,246     179,000  SH          SOLE          NONE        179,000   0     0
POLYCOM INC                   COM        73172K104    2,587     160,000  SH          SOLE          NONE        160,000   0     0
QUALCOMM INC                  COM        747525103    2,228      49,800  SH          SOLE          NONE         49,800   0     0
RF MICRODEVICES INC           COM        749941100    3,424     605,900  SH          SOLE          NONE        605,900   0     0
RSA SEC INC                   COM        749719100    2,592     203,900  SH          SOLE          NONE        203,900   0     0
SAFENET INC                   COM        78645R107      545      15,000  SH          SOLE          NONE         15,000   0     0
SEAGATE TECHNOLOGY            SHS        G7945J104    2,139     135,000  SH          SOLE          NONE        135,000   0     0
SECURE COMPUTING CORP         COM        813705100    1,320     116,252  SH          SOLE          NONE        116,252   0     0
SEMTECH CORP                  COM        816850101      988      60,000  SH          SOLE          NONE         60,000   0     0
SIGMA DESIGN INC              COM        826565103    2,513     228,860  SH          SOLE          NONE        228,860   0     0
SONIC SOLUTIONS               COM        835460106    2,194     102,033  SH          SOLE          NONE        102,033   0     0
SONICWALL INC                 COM        835470105    1,210     190,500  SH          SOLE          NONE        190,500   0     0
TERADYNE INC                  COM        880770102    4,950     300,000  SH          SOLE          NONE        300,000   0     0
TIBCO SOFTWARE INC            COM        88632Q103    1,857     222,100  SH          SOLE          NONE        222,100   0     0
TRIDENT MICROSYSTEMS INC      COM        895919108    1,940      61,000  SH          SOLE          NONE         61,000   0     0
WAL MART STORES INC           COM        931142103    1,753      40,000  SH          SOLE          NONE         40,000   0     0
WATCHGUARD TECHNOLOGIES INC   COM        941105108      956     222,843  SH          SOLE          NONE        222,843   0     0
WEBSENSE INC                  COM        947684106    2,919      57,000  SH          SOLE          NONE         57,000   0     0
WILLIAMS SONOMA INC           COM        969904101    1,342      35,000  SH          SOLE          NONE         35,000   0     0
WIND RIVER SYSTEMS INC        COM        973149107    1,293     100,000  SH          SOLE          NONE        100,000   0     0
XILINX INC                    COM        983919101    1,392      50,000  SH          SOLE          NONE         50,000   0     0
YAHOO INC                     COM        984332106    1,861      55,000  SH          SOLE          NONE         55,000   0     0



04092.0001 #613115